Related Party Transactions - Loans (Details)	1 Months Ended				12 Months Ended
	Apr. 30, 2017 CNY (¥)	Apr. 30, 2017 USD ($)	Nov. 30, 2016 CNY (¥)	Nov. 30, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Related Party Transactions
Advances to related parties					$ 293,285	$ 74,734
Shareholder
Related Party Transactions
Advances to related parties	¥ 2,000,000	$ 293,285	¥ 500,000	$ 74,734
Interest rate on loan receivable	4.08%	4.08%	4.08%	4.08%
Term of the loan receivable	1 year	1 year	36 months	36 months